Summary of Significant Accounting Policies Basis of Presentation (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Property and equipment, Gross		$ 6,608,735	$ 6,658,727
Less accumulated depreciation		(5,808,012)	(5,584,017)
Property and equipment, net	$ 750,090	800,723	1,074,710
Laboratory And Manufacturing Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross		3,785,133	3,734,044
Office Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross		688,952	701,557
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross		1,472,144	1,563,177
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross		$ 662,506	$ 659,949